Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2019	2020
A	23%	21%
B	24%	22%
C	8%	12%
D	39%	35%
Total	94%	90%

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2019	2020
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	98,563	155,668
Restricted cash – current portion	147,292	6,592
Restricted cash – non-current portion	38,043	38,837
Total cash, cash equivalents and restricted cash	$283,898	$201,097